ENTITY WIDE DISCLOSURES (Schedule of Property, Plant and Equipment, Net by Geographical Area) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 4,810	$ 4,177
Americas (primarily the United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	1,146	959
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	111	123
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 3,553	$ 3,095